UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21576
Name of registrant:		Stock Dividend Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2013 through June 30, 2014





Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

Verizon Communications	1/28	Apprv 1.28b shares issuedCo	For	For
VZ	92343V104	1/28	Apprv Increas of cmn stk Co	For	For
			1/28	Apprv Ajdrnmnt special mtgCo	For	For

Apple Inc.		2/28	Election of Directors	Co	For	For
AAPL	037833100	2/28	Eliminate Article VII	Co	For	For
			2/28	Eliminate "blank check"	Co	For	For
			2/28	Estab. par val comn stk	Co	For	For
			2/28	Ratfy Appt of Ernst&Yng Co	For	For
			2/28	Apprv Exec Compenstn	Co	For	For
			2/28	Apprv Employee Stk pln	Co	For	For
			2/28	Amend Bylaws by John H.	Co	Against	Against
			2/28	Sh. Prop on Trade Assoc	Co	Against	Against
			2/28	Sh. Prop for repurchase Co	Against	Against
			2/28	Proxy access for SH	Co	Against	Against

Joy Global		3/04	Election of Directors	Co	For	For
joy	481165108	3/04	Ratfy Appt of Ernst&Yng Co	For	For
			3/04	Apprv Exec Compensation Co	For	For

Hewlett Packard		3/19	Election of Directors	Co	For	For
HPQ	428236103	3/19	Appt of Indep Acct firm Co	For	For
			3/19	Apprv Exec Compensation Co	For	For
			3/19	Sh prop human rights	Co	Against	Against

Olin Corp		4/24	Election of Directors	Co	For	For
OLN	680665205	4/24	Apprv LT incentv plan	Co	For	For
			4/24	Apprv Exec Compensation Co	For	For
			4/24	Appt of Indep Acct firm Co	For	For
			4/24	Sh Prop for Lobbying	Co	Against	Against

Southern Copper		4/29	Election of Directors	Co	For	For
SCCO	84265V105	4/29	Ratfy Appt Dellt-Touche Co	For	For
			4/29	Apprv Exec Compensation Co	For	For

Barrick Gold		4/30	Election of Directors	Co	For	For
ABX	067901108	4/30	Apprv Prcwaterhousecoop Co	For	For
			4/30	Vote Exec Compensation	Co	For	For
			4/30	Resolution Bylaw #2	Co	For	For

Verizon Communications	5/01	Election of Directors	Co	For	For
VZ	92343V104	5/01	Appt of Indep Acct firm Co	For	For
			5/01	Apprv Exec Compensation Co	For	For
			5/01	Implement Proxy Access	Co	For	For
			5/01	Network Neutrality	Co	Against	Against
			5/01	Lobbying Activities	Co	Against	Against
			5/01	Severence Apprvl Policy	Co	Against	Against
			5/01	SH right to call mtg	Co	Against	Against
			5/01	Sh act by written cnsnt Co	Against	Against
			5/01	Proxy Voting Authority  Co	Against Against

Valero Energy		5/01	Election of Directors	Co	For	For
VLO	91913Y100	5/01	Ratify Appt of KPMG LLP Co	For	For
			5/01	Apprv Exec Compensation Co	For	For
			5/01	Accelerated Vestng Perf Co	Against	Against
			5/01	Climate Change mgmt pln Co	Against	Against
			5/01	Corporate Lobbying	Co	Against	Against

Occidental Petro	5/02	Election of Directors	Co	For	For
OXY	674599105	5/02	Director Age Restrict	Co	For	For
			5/02	Vote Exec Compensation	Co	For	For
			5/02	SH Act by Writtn Consnt Co	For	For
			5/02	Separate Roles CEO/ChrmnCo	For	For
			5/02	Ratificatn Indep Audits Co	For	For
			5/02	Exec retain signif. stk	Co	Against	Against
			5/02	Review Lobbying		Co	Against	Against
			5/02	Quantitatv Risk Mgmt	Co	Against	Against
			5/02	Fugitiv Methane Report	Co	Against	Against

Entergy Corp		5/02	Election of Directors	Co	For	For
ETR	29364G103	5/02	Ratfy Appt Dellt-Touche Co	For	For
			5/02	Apprv Exec Compensation Co	For	For
			5/02	Decommish Indian Point	Co	Against	Against
			5/02	Reportng Nuclear Safety Co	Against	Against

Timken			5/13	Election of Directors	Co	For	For
TKR	887389104	5/13	Ratify Ernst&yng acc.	Co	For	For
			5/13	Advisory Vote Exec comp	Co	For	For
			5/13	SH Propsl for Chairman	Co	Against	Against

Conoco Phillips		5/13	Election of Directors	Co	For	For
COP	20825C104	5/13	Ratify Ernst&yng acc.	Co	For	For
			5/13	Apprv Exec. Compenstn	Co	For	For
			5/13	Omnibus Stk Perf plan	Co	For	For
			5/13	Lobbying Expenditures	Co	Against	Against
			5/13	Greenhouse Gas reduct	Co	Against	Against

Murphy Oil		5/14	Election of Directors	Co	For	For
MUR	626717102	5/14	Apprv Exec. Compenstn	Co	For	For
			5/14	Ratify Appt of KPMG LLP Co	For	For

Holly Frontier		5/14	Election of Directors	Co	For	For
HFC	436106108	5/14	Apprv Exec. Compenstn	Co	For	For
			5/14	Ratify Ernst&yng acc.	Co	For	For
			5/14	Greenhouse Gas Emmish	Co	Against	Against

Intel Corporation	5/22	Election of Directors	Co	For	For
INTC	458140100	5/22	Ratify Ernst&yng acc.	Co	For	For
			5/22	Advs. Vote on Exec Comp.co	For	For

Chevron Corp.		5/28	Election of Directors	Co	For	For
CVX	166764100	5/28	Ratify Ind. acctng frm	Co	For	For
			5/28	Advisory Vote Exec comp	Co	For	For
			5/28	Charitable Contribution Co	Against	Against
			5/28	Lobbying Disclosure	Co	Against	Against
			5/28	Shale Energy Oper	Co	Against	Against
			5/28	Independent Chairman	Co	Against	Against
			5/28	Special Meetings	Co	Against	Against
			5/28	Directr Envrnmnt Expert Co	Against	Against
			5/28	Cntry Selectn Guideline Co	Against	Against

Freeport-McMoran	6/17	Election of Directors	Co	For	For
FCX	35671D857	6/17	Apprv Exec. Compenstn	Co	For	For
			6/17	Ratify Ernst&yng acc.	Co	For	For
			6/17	Apprv Incentive plan	Co	For	For
			6/17	Directr Envrnmnt Expert Co	Against	Against



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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) STOCK DIVIDEND FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/31/14